Private Placement (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Derivative [Line Items]
Shares purchased (in shares)	3,168,121
Repayment amount	$ 32,900
Anniversary of closing period				1 year
Amount per Subscribed Share considered for determination of Settlement Amount (in USD per share)		$ 2.00		$ 2.00
Loss on issuance of forward purchase contract		$ 24,475	$ 0	$ 24,475	$ 0
Forward purchase derivative liability		20,201		20,201		$ 0
Bonus stock		$ 4,300		$ 4,300
Bonus Shares
Derivative [Line Items]
Shares purchased (in shares)	514,889